Commitments and Contingencies (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) ft²	Sep. 30, 2023 USD ($) $ / ft²	Dec. 31, 2022 USD ($) ft²	Mar. 31, 2023 USD ($) $ / ft²
Lessee Disclosure [Abstract]
Real estate (in sq ft) | ft²	2,484
Rent payments (per month)	$ 6,521		$ 3,105
Additional sublease payment per month			$ 650
Lease commitment		$ 609,896
Operating lease asset		590,212
Operating lease liability		$ 594,694
Rental expenses year one | $ / ft²		37,285
Rental expenses year two | $ / ft²		38,403
Rental expenses year three | $ / ft²		39,559
Subsequent Event [Member]
Lessee Disclosure [Abstract]
Operating lease asset				$ 900,000
Operating lease liability				$ 900,000
Rental expenses year one | $ / ft²				92.50
Rental expenses year two | $ / ft²				95.28
Rental expenses year three | $ / ft²				98.14
Massachusetts Biomedical Initiatives, Inc. ("MBI")
Lessee Disclosure [Abstract]
Real estate (in sq ft) | ft²	2,484		4,837
Rent payments (per month)	$ 6,521
Total additional sublease payment per month	10,276	$ 10,276
Total sublease commitment			$ 900,000
Massachusetts Biomedical Initiatives, Inc. ("MBI") | Operating Expense
Lessee Disclosure [Abstract]
Rent payments (per month)	$ 3,105